Note 13 - Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2016
Tables/Schedules
Schedule of Finite-Lived Intangible Assets
	30-Jun-16	31-Dec-15
Patents	$88,226	$63,554
Trademarks	277	277
Goodwill	3,717,931	3,057,003
Intangible assets	3,806,434	3,120,834
Less impairments	0	0
Intangible assets, net	$3,806,434	$3,120,834